GOLDMAN SACHS TRUST

Goldman Sachs Single Sector Fixed Income Funds

Class A, Institutional, Investor, Separate Account Institutional, Class R6 and Class P Shares of the

Goldman Sachs Investment Grade Credit Fund

(the “Fund”)

Supplement dated August 23, 2023 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (the “SAI”),

each dated July 28, 2023

Effective August 23, 2023 (the “Effective Date”), Andrew Parra and Stanton Neilson will begin serving as portfolio managers for the Fund. Benjamin Johnson, Head of the Global Investment Grade Credit team, will continue to serve as portfolio manager for the Fund.

Accordingly, on the Effective Date, the Fund’s disclosures are modified as follows:

The following replaces in its entirety the “Portfolio Manager” subsection of the “Goldman Sachs Investment Grade Credit Fund—Summary—Portfolio Management” section of the Prospectus and the “Portfolio Manager” subsection of the “Portfolio Management” section of the Summary Prospectus:

Portfolio Managers: Benjamin Johnson, CFA, Managing Director, Head of Investment Grade Credit team, has managed the Fund since 2003; Andrew Parra, Managing Director, has managed the Fund since August 2023; and Stanton Neilson, Vice President, has managed the Fund since August 2023.

The following rows are added to the table in the “Service Providers—Fund Managers” section of the Prospectus:

Andrew Parra Managing Director	Portfolio Manager— Investment Grade Credit Fund	Since August 2023	Andrew Parra is the global head of Investment Grade Credit Trading team. He is also head of the Customized Fixed Income portfolio management, Andrew joined the Investment Adviser in 2006.
Stanton Neilson Vice President	Portfolio Manager— Investment Grade Credit Fund	Since August 2023	Stanton Neilson is a portfolio manager on the Fixed Income and Liquidity Solutions team and serves as lead analyst for the Technology, Media, and Telecom and Healthcare sectors. He joined the Investment Adviser in 2010.

The following rows are added under “Investment Grade Credit Fund” in the table in the “Portfolio Managers—Other Accounts Managed by the Portfolio Managers” subsection of the “Management Services” section of the SAI:

	Number of Other Accounts Managed and Total Assets by Account Type						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)
Andrew Parra*	48	$18,270	56	$25,739	12,044	$408,425	—	$—	11	$626	5	$4,038
Stanton Neilson*	48	$18,270	56	$25,739	12,044	$408,425	—	$—	11	$626	5	$4,038

*	Information for this portfolio manager for this Fund is as of June 30, 2023.

The following row is added under “Investment Grade Credit Fund” in the table in the “Portfolio Managers—Portfolio Managers’ Ownership of Securities in the Funds They Manage” subsection of the “Management Services” section of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager
Andrew Parra*	None
Stanton Neilson*	None

*	Information for this portfolio manager for this Fund is as of August 23, 2023.

This Supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

SSFIS4STK 08-23